Basis of preparation - Borrowing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Borrowing costs capitalised	€ 317	€ 324